Intangible Assets and Goodwill (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Intangible Assets and Goodwill
Balance at beginning of the period		R$ 4,924,726		R$ 4,985,385
Additions		55,916		42,793
Additions through business combinations		730,419		43,567
Disposals				(164)
Amorization		(172,695)		(146,854)
Transfers
Balance at end of the period		5,538,367		4,924,726
Software [member]
Intangible Assets and Goodwill
Balance at beginning of the period		83,414		76,325
Additions		25,560		11,813
Additions through business combinations		11,036
Disposals				(77)
Amorization		(30,482)		(23,861)
Transfers		6,517		19,215
Balance at end of the period		96,045		83,414
Customer Portfolio [member]
Intangible Assets and Goodwill
Balance at beginning of the period		928,858		1,010,722
Additions
Additions through business combinations		83,589		4,625
Disposals
Amorization		(90,342)		(86,517)
Transfers				28
Balance at end of the period		922,105		928,858
Trademarks [member]
Intangible Assets and Goodwill
Balance at beginning of the period		573,586		584,035
Additions
Additions through business combinations				16,060
Disposals
Amorization		(27,309)		(26,506)
Transfers				(3)
Balance at end of the period		546,277		573,586
Trade Agreement
Intangible Assets and Goodwill
Balance at beginning of the period
Additions
Additions through business combinations		247,622
Amorization		(4,127)
Transfers
Balance at end of the period		243,495
Platform content production [member]
Intangible Assets and Goodwill
Balance at beginning of the period		23,821	[1]	9,426
Additions		20,808	[1]	24,189
Additions through business combinations			[1]
Disposals
Amorization		(20,335)	[1]	(9,794)
Transfers			[1]
Balance at end of the period	[1]	24,294		23,821
Other Intangible assets [member]
Intangible Assets and Goodwill
Balance at beginning of the period		6,243		4,563
Additions		39		603
Additions through business combinations		1,099		1,340
Disposals				(87)
Amorization		(100)		(176)
Transfers
Balance at end of the period		7,281		6,243
In progress [member]
Intangible Assets and Goodwill
Balance at beginning of the period		999		14,051
Additions		9,509		6,188
Additions through business combinations
Disposals
Amorization
Transfers		(6,517)		(19,240)
Balance at end of the period		3,991		999
Goodwill [member]
Intangible Assets and Goodwill
Balance at beginning of the period		3,307,805	[2]	3,286,263
Additions			[2]
Additions through business combinations		387,074	[2]	21,542
Disposals
Amorization			[2]
Transfers			[2]
Balance at end of the period	[2]	R$ 3,694,879		R$ 3,307,805

[1]	Substantially refers to development of the projects related to Plurall Platform. The Company has invested in changes in its digital platform that include “Plurall Digital Transformation” in the amount of approximately R$ 20,808 million, and project related to learning systems, in the amount of R$ 9,509 million.
[2]	The Company recognized R$ 387,074 as goodwill on SEL, Redação Nota 1000, EMME and De Gouges acquisition, see Note 5.